Intangible Assets Other Than Goodwill	12 Months Ended
Dec. 31, 2014
INTANGIBLE ASSETS OTHER THAN GOODWILL [Abstract]
INTANGIBLE ASSETS OTHER THAN GOODWILL
NOTE 7: INTANGIBLE ASSETS OTHER THAN GOODWILL
Intangible assets as of December 31, 2014 and 2013 consist of the following:

	Acquisition		Accumulated	Net Book Value
December 31, 2014	Cost	Additions	Amortization	December 31, 2014
Trade name	$10,420	$-	$(7,294)	$3,126
Port terminal operating rights	36,152	17,000	(8,450)	44,702
Customer relationships	36,120	-	(13,051)	23,069
Total intangible assets	$82,692	$17,000	$(28,795)	$70,897

	Acquisition		Accumulated	Net Book Value
December 31, 2013	Cost	Additions	Amortization	December 31, 2013
Trade name	$10,420	$-	$(6,252)	$4,168
Port terminal operating rights	34,060	2,092	(7,444)	28,708
Customer relationships	36,120	-	(11,277)	24,843
Total intangible assets	$80,600	$2,092	$(24,973)	$57,719

On March 19, 2013, Navios Logistics acquired Energias Renovables del Sur S.A (“Enresur”), a Uruguayan company, for a total consideration of $2,092. Enresur, as a free zone direct user, holds the right to occupy approximately 29 acres of undeveloped land located in the Nueva Palmira free zone in Uruguay, near Navios Logistics' existing port.
On December 15, 2014,  Navios Logistics acquired two companies for a total consideration of $17,000. These companies, as free zone direct users, hold the right to occupy approximately 53 acres of undeveloped riverfront land located in the Nueva Palmira free zone in Uruguay, adjacent to Navios Logistics' existing port. During the year ended December 31, 2014, Navios Logistics paid $10,200 of the purchase price and the remaining balance will be paid in full during the third quarter of 2015.
 Amortization expense for each of the years ended December 31, 2014, 2013 and 2012, amounted to $3,822, $3,799 and $4,438, respectively.
The aggregate amortization of acquired intangibles will be as follows:
	Within
	One	Year	Year	Year	Year
Description	Year	Two	Three	Four	Five	Thereafter	Total
Trade name	$1,042	$1,042	$1,042	$—	$—	$—	$3,126
Port terminal operating rights	1,389	1,389	1,389	1,389	1,389	37,757	44,702
Customer relationships	1,775	1,775	1,775	1,775	1,775	14,194	23,069
Total	$4,206	$4,206	$4,206	$3,164	$3,164	$51,951	$70,897